PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Components of Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal	$ 5,876,587	$ 3,382,708
State	1,485,814	5,161
Total Current	7,362,401	3,387,869
Deferred:
Federal	(1,890,711)	(322,017)
State	(729,986)	232,249
Total Deferred	(2,620,697)	(89,768)
Reported Income Tax Expense	$ 4,741,704	$ 3,298,101